Consolidated Statements of Cash Flows (Bendon Limited) - NZD ($) $ in Thousands	6 Months Ended		7 Months Ended	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Receipts from customers	$ 65,131	$ 72,931
Payments to suppliers and employees	(69,998)	(81,146)
Proceeds from/(payments for) settlement of financial assets at fair value through profit or loss	655
Income taxes paid	(216)	222
Net cash (outflow) from operating activities	(5,427)	(8,436)		$ 4,116
CASH FLOWS FROM INVESTING ACTIVITIES:
Payment for intangible asset	(31)	(16)
Payments for property, plant and equipment	(148)	(656)
Net cash (outflow) from investing activities	413	(672)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issue of shares	17,165	12,719
Proceeds from borrowings - Convertible notes issue		1,064
Repayment of borrowings - Bank	(18,489)	(3,837)
Debt issuance costs	(87)	(47)
Net cash inflow from financing activities	(1,411)	9,899
Net increase/(decrease) in cash and cash equivalents held	(6,425)	792
Effects of exchange rate changes on cash and cash equivalents	(141)	28
Bendon Limited [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Receipts from customers			$ 92,066	159,042	$ 160,880	$ 158,133
Payments to suppliers and employees			(101,913)	(160,774)	(165,549)	(176,538)
Proceeds from/(payments for) settlement of financial assets at fair value through profit or loss			(3,476)	(2,530)	159	2,055
Income taxes paid			(195)	146	(530)	(849)
Net cash (outflow) from operating activities	5,427		(13,518)	(4,116)	(5,040)	(17,199)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payment for intangible asset			(351)	(118)	(475)	(1,093)
Payments for property, plant and equipment			(723)	(2,194)	(2,703)	(4,701)
Net cash (outflow) from investing activities			(1,074)	(2,312)	(3,178)	(5,794)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issue of shares				22,721
Proceeds from borrowings - Bank			1,940	463	62,127	27,402
Proceeds from borrowings - Convertible notes issue			16,474	4,521
Repayment of borrowings - Bank			(2,832)	(9,684)	(46,986)	(4,286)
Debt issuance costs			(367)	(107)	(750)	(66)
Interest paid			(2,133)	(3,418)	(3,140)	(2,526)
Net cash inflow from financing activities			13,082	14,496	11,251	20,524
Net increase/(decrease) in cash and cash equivalents held			(1,510)	8,068	3,033	(2,469)
Cash and cash equivalents at the beginning of year	$ 10,739	$ 2,644	4,193	2,644	1,246	3,624
Effects of exchange rate changes on cash and cash equivalents			(39)	27	(86)	91
Cash and cash equivalents at the end of the year			$ 2,644	$ 10,739	$ 4,193	$ 1,246